Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net loss	$ (46)	$ (789)	$ (175)	$ (1,498)
Items that may be reclassified to net income:
Foreign currency translation	275	(35)	638	(209)
Cash flow hedges	63	(14)	43	12
Equity accounted investments	(8)	(14)	(1)	(19)
Items that will not be reclassified to net (loss) income:
Securities - fair value through other comprehensive (loss) income ("FVTOCI")	(3)	(4)	(4)	5
Share of revaluation deficit on equity accounted investments	0	(1)	0	(1)
Total other comprehensive income (loss)	327	(68)	676	(212)
Total comprehensive income (loss)	281	(857)	501	(1,710)
Limited partners
Net loss	(113)	(173)	(192)	(311)
Other comprehensive income (loss)	135	(16)	206	(55)
Comprehensive income (loss) attributable to limited partners	22	(189)	14	(366)
Redeemable/exchangeable and special limited partnership units
Net loss	(202)	(309)	(342)	(556)
Other comprehensive income (loss)	240	(28)	367	(98)
Comprehensive income (loss) attributable to redeemable/exchangeable and special limited partnership units	38	(337)	25	(654)
FV LTIP units of the Operating Partnership
Net income (loss)	0	(1)	0	(1)
Other comprehensive income (loss)	0	0	0	0
Comprehensive income (loss) attributable to FV LTIP units of the operating partnership	0	(1)	0	(1)
Interests of others in operating subsidiaries and properties
Net income (loss)	269	(306)	359	(630)
Other comprehensive (loss) income	(48)	(24)	103	(59)
Comprehensive income (loss) attributable to interests of others in operating subsidiaries and properties	221	(330)	462	(689)
Total comprehensive income (loss)	$ 281	$ (857)	$ 501	$ (1,710)